Bridge Notes Payable	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Bridge Notes Payable

8. Bridge Notes Payable

May 2018 Bridge Note

On November 17, 2020, the Company entered into a Settlement Agreement regarding its May 2018 Bridge Note of $250,000 pursuant to which the Company increased the principal balance by $43,147 to account for penalty interest on an outstanding bridge note payable, and also agreed to pay a total of $65,000 on execution of the Settlement Agreement, and $25,000 by December 15, 2020, January 15, 2021, February 15, 2021 and March 15, 2021, and then any remaining balance by March 31, 2021. During November and December 2020, the Company made principal payments aggregating $90,000, resulting in a balance payable of $203,147 at December 31, 2020. During the year ended December 31, 2021, the Company made the remaining principal payments of $203,147.

January 2019 Bridge Note

On January 18, 2019, the Company borrowed $100,000 pursuant to an unsecured promissory note, with interest at 6% per annum. The note matured and became due and payable on January 18, 2020. On April 29, 2021, the Company issued 3,000 shares of its common stock valued at $7,500 to the noteholder as an extension fee.

At December 31, 2020, the accrued interest payable was $25,624. During the years ended December 31, 2021 and 2020, interest expense was $11,835 and $10,740, respectively.

During the year ended December 31, 2021, the Company repaid the principal balance of $100,000 and all accrued interest payable.